EGShares EM Strategic Opportunities ETF
EGShares EM Strategic Opportunities ETF (formerly known as EGShares Emerging Markets Domestic Demand ETF)
Investment Objective
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the S&P Emerging Markets Strategic Opportunities Index (the “EMDD Underlying Index”).
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	EGShares EM Strategic Opportunities ETF
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	none	[1]
Total Annual Fund Operating Expenses	0.85%	[2]
Fee Waiver	(0.20%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver	0.65%
[1]	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
[2]	Pursuant to the investment advisory agreement (“Advisory Agreement”) with EGA Emerging Global Shares Trust (the “Trust”) on behalf of the Fund, Emerging Global Advisors, LLC (“EGA”), investment advisor to the Fund, pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other non-routine or extraordinary expenses.
[3]	EGA has entered into a written fee waiver agreement (“Fee Waiver Agreement”) pursuant to which EGA has agreed to waive its advisory fee to 0.65% of the Fund’s average daily net assets. The Fee Waiver Agreement will remain in effect and will be contractually binding until July 31, 2018. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that a portion of the Fund’s expenses are waived during the first year by the Fee Waiver Agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| EGShares EM Strategic Opportunities ETF | USD ($)	66	230	431	1,011

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the EMDD Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market “domestic demand” companies included in the EMDD Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines “emerging market” companies as those that are in countries in the intermediate stages of their economic development and included in the “Emerging” category of S&P Dow Jones Indices LLC’s (“S&P”) Country Classification System. The Fund may invest in mid-capitalization (“mid cap”) companies ( i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.

The EMDD Underlying Index is a free-float market capitalization-weighted stock market index comprised of 50 emerging market companies that derive a significant portion of their revenues from sectors that are less reliant on exports and therefore driven by domestic demand, specifically those companies in the consumer staples, consumer discretionary, telecommunications services, healthcare and utilities sectors. The market capitalization of index constituents as of June 30, 2016 ranged from approximately U.S. $2 billion to U.S. $234 billion. A free-float index is one that only uses freely traded shares in calculating the market capitalization weighting. Market capitalization weighting means each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.

The Fund intends to replicate the constituent securities of the EMDD Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the EMDD Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will invest in specific countries or geographic regions to approximately the same extent as the EMDD Underlying Index. The Fund will concentrate its investments ( i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the EMDD Underlying Index is concentrated. As of March 31, 2016, the EMDD Underlying Index (and therefore the Fund) is concentrated in the consumer discretionary, consumer staples, and telecommunication services sectors. In determining whether a publicly traded firm belongs to a specific industry or sector, the EMDD Underlying Index relies on S&P’s proprietary classification system.

Principal Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the EMDD Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the EMDD Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the EMDD Underlying Index. In addition, the Fund’s NAV may deviate from the EMDD Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the EMDD Underlying Index for that security. To the extent that EGA uses a representative sampling strategy, the Fund may not track the EMDD Underlying Index as closely as it would have if EGA were using a full replication strategy.

Index-Related Risk There is no assurance that the sponsor of the EMDD Underlying Index (“Sponsor”) will compile the EMDD Underlying Index accurately, or that the EMDD Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the EMDD Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the EMDD Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the EMDD Underlying Index, as well as generate capital gains taxes.

Domestic Demand Concentration Because the EMDD Underlying Index is concentrated in the consumer staples, consumer discretionary, telecommunications services, healthcare and/or utilities sectors, the Fund may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Country and Regional The Fund will invest in specific countries or geographic regions to approximately the same extent as the EMDD Underlying Index. To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.

Mid Cap Companies Mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the EMDD Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the EMDD Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

International Closed Market Trading Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund Shares list and trade is open, there may be market uncertainty about the stale security pricing ( i.e. , the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participants Concentration The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem Shares of the Fund, the Fund’s Shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Performance

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with the index the Fund seeks to track, which provides a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call (888) 800-4347.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Annual Total Return as of December 31

During the periods shown in the bar chart above the Fund’s highest quarterly return was 5.47% (quarter ended June 30, 2014) and the Fund’s lowest quarterly return was -16.96% (quarter ended September 30, 2015).

Year-to-date return (through June 30, 2016): 3.46%.

Average Annual Total Return as of December 31, 2015
Average Annual Total Return -		1 Year	Since Inception	Inception Date
EGShares EM Strategic Opportunities ETF		(17.63%)	(1.53%)	Aug. 15, 2012
EGShares EM Strategic Opportunities ETF | After Taxes on Distributions		(17.94%)	(1.79%)	Aug. 15, 2012
EGShares EM Strategic Opportunities ETF | After Taxes on Distributions and Sale of Fund Shares		(9.19%)	(0.99%)	Aug. 15, 2012
S&P Emerging Markets Strategic Opportunities IndexSM (reflects no deduction for fees, expenses or taxes, except withholding taxes)		(16.53%)	(3.38%)	Feb. 03, 2014
Underlying Combined Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)	[1]	(16.53%)	(0.11%)	Aug. 15, 2012
[1]	Reflects the Indxx Emerging Markets Domestic Demand Index through January 31, 2014 and the S&P Emerging Markets Strategic Opportunities Index Net TR thereafter.